Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2020 Exchange_Rates T	Dec. 31, 2019 Exchange_Rates T	Dec. 31, 2018 Exchange_Rates $ / per_oz $ / per_oz ZAR-kg T	Dec. 31, 2020 $ / per_oz	Dec. 31, 2020 $ / per_oz	Dec. 31, 2020 ZAR-kg	Dec. 31, 2020 $ / oz	Dec. 31, 2019 $ / per_oz	Dec. 31, 2019 $ / per_oz	Dec. 31, 2019 ZAR-kg	Dec. 31, 2019 $ / oz
Disclosure of changes in accounting estimates [line items]
Resource value per ounce					76				70
Nominal discount rate	8.40%	8.50%
Life of mine	7 years	10 years
South deep [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	86 years	75 years	75 years
Tarkwa [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	14 years	14 years	14 years
Damang [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	5 years	6 years	7 years
Cerro Cerona [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	10 years	13 years	12 years
St Ives [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	8 years	9 years	7 years
Agnew [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	5 years	4 years	4 years
Granny Smith [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	10 years	13 years	12 years
Gruyere [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	9 years	11 years	12 years
Salares Norte [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	12 years
Rand [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce			17		6				16
Nominal discount rate	14.50%	14.10%	13.50%
Inflation rate	4.70%	5.30%	5.50%
Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce			28		88				77
Real discount rates	3.50%	3.50%	3.40%
Ghanaian cedi [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce			44		76				70
Real discount rates	8.40%	8.50%	9.50%
Peru, Nuevos Soles [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce			70		34				34
Real discount rates	4.50%	5.00%	4.90%
Chile, Pesos [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce					4
Real discount rates	6.00%
Year 1 [member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,200		1,600				1,500
Copper price per tonne | T	5,797	5,730	5,951
Year 1 [member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg			525,000			900,000				700,000
Long-term exchange rates | Exchange_Rates	17.50	14.50	13.61
Year 1 [member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,600	2,190				2,150
Long-term exchange rates | Exchange_Rates	0.76	0.70	0.75
Year 2 [member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,300		1,700				1,400
Copper price per tonne | T	6,612	6,612	6,612
Year 2 [member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg			550,000			850,000				650,000
Long-term exchange rates | Exchange_Rates	15.55	14.50	13.16
Year 2 [member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,700	2,300				1,970
Long-term exchange rates | Exchange_Rates	0.74	0.71	0.76
Year 3 [member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,300		1,600				1,400
Year 3 [member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg			550,000			800,000				650,000
Year 3 [member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,700	2,200				1,970
Long-term exchange rates | Exchange_Rates	0.73	0.71	0.76
Year 4 [member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,300		1,500		1,500		1,350		1,350
Year 4 [member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | ZAR-kg			550,000			750,000				630,000
Year 4 [member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price			1,700	2,000				1,850
Long-term exchange rates | Exchange_Rates	0.75	0.73	0.76